Note 5 - Allowance for Loan Losses - Segregated by Impairment Methodology (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Ending allowance balance, individually evaluated for impairment	$ 1,826,684	$ 3,434,772	$ 2,073,418
Ending allowance balance, collectively evaluated for impairment	5,680,824	5,488,521	6,530,487
Ending allowance balance	7,507,508	8,923,293	8,603,905	$ 8,802,316
Ending loan balance, individually evaluated for impairment	21,661,519	26,457,339	30,382,471
Ending loan balance, collectively evaluated for impairment	743,622,336	727,826,224	728,253,124
Ending loan balance	765,283,855	754,283,563	758,635,595
Commercial [Member] | Commercial and Agricultural Portfolio Segment [Member]
Ending allowance balance, individually evaluated for impairment			94,538
Ending allowance balance, collectively evaluated for impairment	446,675	456,197	760,826
Ending allowance balance	446,675	456,197	855,364	497,561
Ending loan balance, individually evaluated for impairment	77,599	6,671	122,928
Ending loan balance, collectively evaluated for impairment	48,044,664	47,018,207	47,658,761
Ending loan balance	48,122,263	47,024,878	47,781,689
Commercial [Member] | Real Estate Portfolio Segment [Member]
Ending allowance balance, individually evaluated for impairment	1,712,557	3,021,943	1,607,962
Ending allowance balance, collectively evaluated for impairment	2,161,402	2,729,055	2,242,565
Ending allowance balance	3,873,959	5,750,998	3,850,527	3,664,777
Ending loan balance, individually evaluated for impairment	18,010,035	22,422,451	23,628,213
Ending loan balance, collectively evaluated for impairment	333,161,633	326,667,580	322,633,820
Ending loan balance	351,171,668	349,090,031	346,262,033
Agricultural [Member] | Commercial and Agricultural Portfolio Segment [Member]
Ending allowance balance, individually evaluated for impairment
Ending allowance balance, collectively evaluated for impairment	185,904	167,692	203,091
Ending allowance balance	185,904	167,692	203,091	304,172
Ending loan balance, individually evaluated for impairment	5,121		8,445
Ending loan balance, collectively evaluated for impairment	16,437,460	17,079,579	19,185,052
Ending loan balance	16,442,581	17,079,579	19,193,497
Commercial Construction [Member] | Real Estate Portfolio Segment [Member]
Ending allowance balance, individually evaluated for impairment	65,635	21,135	25,344
Ending allowance balance, collectively evaluated for impairment	1,150,380	301,590	665,422
Ending allowance balance	1,216,015	322,725	690,766	1,222,695
Ending loan balance, individually evaluated for impairment	493,067	72,296	1,622,560
Ending loan balance, collectively evaluated for impairment	44,720,893	30,286,066	38,484,073
Ending loan balance	45,213,960	30,358,362	40,106,633
Residential Construction [Member] | Real Estate Portfolio Segment [Member]
Ending allowance balance, individually evaluated for impairment
Ending allowance balance, collectively evaluated for impairment		13,491	19,890
Ending allowance balance		13,491	19,890	138,092
Ending loan balance, individually evaluated for impairment
Ending loan balance, collectively evaluated for impairment	8,583,446	11,830,447	9,413,263
Ending loan balance	8,583,446	11,830,447	9,413,263
Residential [Member] | Real Estate Portfolio Segment [Member]
Ending allowance balance, individually evaluated for impairment	27,123	362,522	308,188
Ending allowance balance, collectively evaluated for impairment	940,978	1,033,577	1,682,167
Ending allowance balance	968,101	1,396,099	1,990,355	2,425,327
Ending loan balance, individually evaluated for impairment	2,040,125	2,911,874	3,597,386
Ending loan balance, collectively evaluated for impairment	192,008,820	192,668,093	193,405,033
Ending loan balance	194,048,945	195,579,967	197,002,419
Farmland [Member] | Real Estate Portfolio Segment [Member]
Ending allowance balance, individually evaluated for impairment	21,369	29,172	37,386
Ending allowance balance, collectively evaluated for impairment	758,162	693,159	874,306
Ending allowance balance	779,531	722,331	911,692	103,800
Ending loan balance, individually evaluated for impairment	1,035,572	1,044,047	1,402,939
Ending loan balance, collectively evaluated for impairment	66,732,083	65,833,150	60,376,920
Ending loan balance	67,767,655	66,877,197	61,779,859
Consumer [Member] | Consumer and Other Portfolio Segment [Member]
Ending allowance balance, individually evaluated for impairment
Ending allowance balance, collectively evaluated for impairment	33,993	80,265	63,377
Ending allowance balance	33,993	80,265	63,377	66,914
Ending loan balance, individually evaluated for impairment
Ending loan balance, collectively evaluated for impairment	18,956,028	19,695,241	20,605,465
Ending loan balance	18,956,028	19,695,241	20,605,465
Other [Member] | Consumer and Other Portfolio Segment [Member]
Ending allowance balance, individually evaluated for impairment
Ending allowance balance, collectively evaluated for impairment	3,330	13,495	18,843
Ending allowance balance	3,330	13,495	18,843	$ 378,978
Ending loan balance, individually evaluated for impairment
Ending loan balance, collectively evaluated for impairment	14,977,309	16,747,861	16,490,737
Ending loan balance	$ 14,977,309	$ 16,747,861	$ 16,490,737